UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 81.8%
	COMMUNICATIONS – 2.0%
12,200	KDDI Corp.	$706,362

	CONSUMER DISCRETIONARY – 5.9%
9,000	Adidas A.G. - ADR	488,700
43,000	Compass Group PLC	655,969
23,400	Lennar Corp. - Class A	927,108
		2,071,777
	CONSUMER STAPLES – 9.1%
6,400	Diageo PLC - ADR	797,376
13,600	General Mills, Inc.	704,752
26,600	Unilever N.V.	1,093,792
8,800	Walgreen Co.	581,064
		3,176,984
	ENERGY – 11.2%
57,700	Cameco Corp.	1,321,330
18,600	Canadian Natural Resources Ltd.	713,682
78	Royal Dutch Shell PLC - ADR - A Shares	5,699
6,700	Royal Dutch Shell PLC - ADR - B Shares	523,337
66,800	Talisman Energy, Inc.	666,664
17,300	Transocean Ltd.	715,182
		3,945,894
	FINANCIALS – 13.8%
82,600	Banco Santander S.A. - ADR	791,308
44,200	Bank of America Corp.	760,240
16,000	DBS Group Holdings Ltd.	205,676
7,200	DBS Group Holdings Ltd. - ADR	372,528
17,600	Erste Group Bank A.G.	601,295
75,200	Mitsubishi UFJ Financial Group, Inc. - ADR	416,608
21,300	MS&AD Insurance Group Holdings	487,848
34,900	ORIX Corp.*	491,302
143,400	Uranium Participation Corp.*	725,107
		4,851,912
	HEALTH CARE – 5.0%
12,500	AbbVie, Inc.	642,500
10,000	Daiichi Sankyo Co., Ltd.	168,386
13,100	Daiichi Sankyo Co., Ltd. - ADR	221,390
11,600	Medtronic, Inc.	713,864
		1,746,140

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 8.5%
6,500	General Dynamics Corp.	$707,980
7,400	Nidec Corp.	450,173
12,200	Oshkosh Corp.	718,214
157,000	Toshiba Corp.	664,719
32,000	TOTO Ltd.	443,657
		2,984,743
	MATERIALS – 10.8%
586,000	Centamin PLC*	495,335
117,000	Centerra Gold, Inc.	545,048
110,140	Dundee Precious Metals, Inc.*	397,520
405	Givaudan S.A.	626,213
143,000	Kinross Gold Corp.	592,020
90,000	Toray Industries, Inc.	594,681
10,200	Vallourec S.A.	553,700
		3,804,517
	TECHNOLOGY – 14.2%
15,000	eBay, Inc.*	828,600
23,100	EMC Corp.	633,171
18,500	Microsoft Corp.	758,315
20,700	Oracle Corp.	846,837
690	Samsung Electronics Co., Ltd.	870,562
36,300	Telefonaktiebolaget LM Ericsson - ADR	483,879
11,800	Texas Instruments, Inc.	556,370
		4,977,734
	UTILITIES – 1.3%
32,400	AES Corp.	462,672

	TOTAL COMMON STOCKS (Cost $26,411,285)	28,728,735

Principal Amount

	CORPORATE BONDS – 10.4%
$1,195,000	Arch Coal, Inc. 9.875%, 6/15/20191	1,039,650
630,000	Bill Barrett Corp. 7.625%, 10/1/20191	682,762
800,000	Dendreon Corp. 2.875%, 1/15/20162	586,000

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$675,000	EXCO Resources, Inc. 7.500%, 9/15/20181	$678,375
660,000	Goodrich Petroleum Corp. 8.875%, 3/15/20191	683,100

	TOTAL CORPORATE BONDS (Cost $3,667,748)	3,669,887

Number of Shares

	EXCHANGE-TRADED FUNDS – 2.0%
	UTILITIES – 2.0%
5,000	ETFS Platinum Trust*	690,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $690,774)	690,600

	SHORT-TERM INVESTMENTS – 5.5%
1,939,635	Federated Prime Obligations Fund - Institutional Shares, 0.020%3	1,939,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,939,635)	1,939,635

	TOTAL INVESTMENTS – 99.7% (Cost $32,709,442)	35,028,857
	Other Assets in Excess of Liabilities – 0.3%	101,928

	TOTAL NET ASSETS – 100.0%	$35,130,785

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Callable.
2	Convertible security.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	Cash and Other Assets in Excess of Liabilities – 100.0%	$250,000

	TOTAL NET ASSETS – 100.0%	$250,000

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’) and Aristotle International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Saul Global Opportunities Fund is a diversified Fund and the International Equity Fund is a non-diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income.  Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund.  The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on March 31, 2014.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Saul Global Opportunities Fund
Cost of investments	$32,709,448

Gross unrealized appreciation	$2,797,592
Gross unrealized depreciation	(478,183)

Net unrealized appreciation (depreciation) on investments	$2,319,409

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The International Equity Fund commenced operations on March 31, 2014, and only held cash at period end.  The following is a summary of the inputs used, as of March 31, 2014, in valuing the Saul Global Opportunities Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks*	$28,728,735	$-	$-	$28,728,735
Corporate Bonds	-	3,669,887	-	3,669,887
Exchange-Traded Funds	690,600	-	-	690,600
Short-Term Investments	1,939,635	-	-	1,939,635
Total Assets	$31,358,970	$3,669,887	$-	$35,028,857

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  As of December 31, 2013, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed.  At March 31, 2014, those particular foreign markets were open resulting in $4,847,669 transferring out of Level 2 into Level 1.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/2014